Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2017
Registrant Name	EATON VANCE SPECIAL INVESTMENT TRUST
Central Index Key	0000031266
Amendment Flag	false
Document Creation Date	May 01, 2018
Document Effective Date	May 01, 2018
Prospectus Date	Mar. 01, 2018
Eaton Vance Commodity Strategy Fund | Class A
Risk/Return:
Trading Symbol	EACSX
Eaton Vance Commodity Strategy Fund | Class C
Risk/Return:
Trading Symbol	ECCSX
Eaton Vance Commodity Strategy Fund | Class I
Risk/Return:
Trading Symbol	EICSX